Share capital (Details) - CHF (SFr)		1 Months Ended	6 Months Ended
	Feb. 20, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share capital
Number of shares at beginning of period
Number of shares at beginning of period			128,292,969	125,195,393
Sale of treasury shares			12,898,903	3,050,665
Movement of shares under liquidity agreement			6,268	10,500
Acquisition of shares forfeited from DSPPP			(5,848)	(8,539)
Number of shares at end of period			(43,162,204)	(56,106,477)
Number of shares at end of period		125,195,393	141,192,292	128,248,019
Number of shares reclassed as treasury shares under IFRS 2			(29,944,420)	(29,950,268)
Number of shares including IFRS 2 shares			111,247,872	98,297,751
Treasury shares			SFr 738,489		SFr 869,708
Share sale price			SFr 0.06	SFr 0.077
Gross proceeds from sale of treasury shares			SFr 777,546	SFr 235,257
Number of shares registered in commercial register during period	6,120,000
Treasury shares sold not under sale agency agreement
Share capital
Sale of treasury shares			10,966,666
Share sale price			SFr 0.06
Number of warrants granted			2,741,666
Exercise price of granted warrants			SFr 0.06
Exercise period of warrants granted			5 years
Value of warrants			SFr 65,609
Treasury shares sold under sale agency agreement
Share capital
Sale of treasury shares			1,932,237
Share sale price			SFr 0.06
Gross proceeds from sale of treasury shares			SFr 119,548
Kepler | Treasury Shares Reserve
Share capital
Treasury shares			110,354		116,622
Kepler | Other financial assets
Share capital
Treasury shares			SFr 6,994		SFr 6,496
Common shares
Share capital
Number of shares at beginning of period			184,354,496	184,354,496
Number of shares at end of period		184,354,496	184,354,496	184,354,496
Number of common shares including IFRS 2 shares			184,354,496	184,354,496
Exercise of pre-funded warrants		6,120,000
Share capital as registered in commercial register		SFr 1,782,344.96
Number of shares registered in commercial register		178,234,496
Treasury shares
Share capital
Number of shares at beginning of period			(56,061,527)	(59,159,103)
Sale of treasury shares			12,898,903	3,050,665
Movement of shares under liquidity agreement			6,268	10,500
Acquisition of shares forfeited from DSPPP			(5,848)	(8,539)
Number of shares at end of period		(59,159,103)	(43,162,204)	(56,106,477)
Number of shares reclassed as treasury shares under IFRS 2			(29,944,420)	(29,950,268)
Number of shares including IFRS 2 shares			(73,106,624)	(86,056,745)